Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
TappAlpha SPY Growth & Daily Income ETF
Shareholder Report [Line Items]
Fund Name	TappAlpha SPY Growth & Daily Income ETF
Class Name	TappAlpha SPY Growth & Daily Income ETF
Trading Symbol	TSPY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TappAlpha SPY Growth & Daily Income ETF for the period of August 15, 2024 (inception) to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tappalphafunds.com. You can also request this information by contacting us at (844) 403-2888.
Additional Information Phone Number	(844) 403-2888
Additional Information Website	www.tappalphafunds.com
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TappAlpha SPY Growth & Daily Income ETF	$27¹	0.68%²

¹	Costs are for the period of August 15, 2024 to December 31, 2024. Costs for a full annual period would be higher.
²	Annualized.

Expenses Paid, Amount	$ 27	[1]
Expense Ratio, Percent	0.68%	[2]
Expenses Short Period Footnote [Text Block]	Costs are for the period of August 15, 2024 to December 31, 2024. Costs for a full annual period would be higher.
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the period of August 15, 2024 to December 31, 2024, the Fund returned 7.95%, compared to the S&P 500® Index’s 6.65% return. The Fund’s daily covered call strategy generated consistent income, contributing to its total return, while maintaining a beta of approximately 0.8, which reflects lower sensitivity to broad market fluctuations.

Key Factors That Influenced Performance

•	Equity Market Movement: The SPDR S&P 500® ETF (SPY), which serves as the Fund’s core holding, benefited from strong performance in the technology and consumer discretionary sectors.
•	Options Premium Income: The Fund’s daily 0DTE covered call strategy generated consistent option premium income, supporting total return and enhancing the fund’s annualized distribution rate.
•	Beta & Volatility Management: The Fund maintained a beta of approximately 0.8, meaning the fund exhibited lower market sensitivity compared to the S&P500®.
•	Market Volatility Impact: Periods of higher implied volatility increased premium income, while strong equity rallies at times limited upside potential due to the covered call structure.

Top Contributors & Detractors

Contributors:

• SPDR S&P 500® ETF (SPY) – Strong equity market performance supported core holdings.

• Options Premium Income – High implied volatility led to strong option premium capture, enhancing returns.

Detractors:

• Limited Upside Participation – Market rallies at times led to capped gains due to covered call positions.

• Volatility Compression – Lower volatility periods resulted in reduced option premium collection.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment) * Inception
Average Annual Return [Table Text Block]	Annual Performance
Total Return Since Inception (8/15/24)
TappAlpha SPY Growth & Daily Income ETF	7.95%
S&P 500® Index	6.65%

Performance Inception Date	Aug. 15, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 13,776,870
Holdings Count | Holdings	2
Advisory Fees Paid, Amount	$ 14,795
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)

Fund Net Assets	$13,776,870
Number of Holdings	2
Total Advisory Fee Paid	$14,795
Portfolio Turnover Rate	0.00%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Top Holdings
SPDR S&P 500 ETF Trust	98.78%
First American Government Obligations Fund - Institutional Class	0.78%

[1]	Costs are for the period of August 15, 2024 to December 31, 2024. Costs for a full annual period would be higher.
[2]	Annualized.